Accounts Receivable (Tables)	6 Months Ended
Mar. 31, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable

Accounts receivable consist of the following natures:

	As of March 31, 2025	As of September 30, 2024
	(Unaudited)
Referral fees	$4,009	$4,155
Management fees	8,849	8,849
Less: allowance for uncollectible receivables	(88)	(88)
Total	$12,770	$12,916

Schedule of Aging of Accounts Receivable Before Allowance for Uncollectible Receivables

The aging of accounts receivable before allowance for uncollectible receivables is as follows:

	0 – 90 days	90 – 180 days	180 days – 1 year	1 year above	Total
Referral fees	4,155	—	—	—	4,155
Management fees	—	8,849	—	—	8,849
Balance as of 9/30/2024	$4,155	$8,849	$—	$—	$13,004
Referral fees	—	—	4,009	—	4,009
Management fees	—	—	4,438	4,411	8,849
Balance as of 3/31/2025 (Unaudited)	$—	$—	$8,447	$4,411	$12,858

Schedule of Movement of Allowance

The movement of allowance is as follows:

	As of March 31, 2025	As of September 30, 2024
	(Unaudited)
Balance at beginning of the year	$88	$87,160
Current year reversal	—	(2,076)
Written-off as uncollectible	—	(85,000)
Changes due to foreign exchange	—	4
Balance at end of the year	$88	$88